HELD-FOR-SALE ASSETS AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Loss on Divesture of Discontinued Operations

With the sale of PT Portugal shares to Altice, the loss on divesture is presented as discontinued operations in a single line of the income statement, as follows:

	2015	2014
Allowance for impairment loss at fair value of the PT Portugal investment and divesture-related expenses		(3,836,388)
Loss on sale of PT Portugal and divesture-related expenses (i)	(625,464)
Comprehensive income transferred to the income statement (ii)	(225,934)
Loss for the period of discontinued operations (iii)	(15,741)	(250,061)
Profit for the period from discontinued operations (iv)	(867,139)	(4,086,449)

(i)	The loss on the sale of PT Portugal includes: (1) the derecognized investment cost that includes goodwill arising on the business combination between the Company and PT less the R$3.8 billion allowance for loss recognized in December 2014, and selling expenses totaling R$1.3 billion; and (2) the R$0.7 billion revenue related to cash proceeds received directly by the Company. The final price is subject to possible post-closing adjustments to be determined in the following months based on changes in the cash, debt, and working capital positions at the closing date.
(ii)	Refers to the cumulative foreign exchange differences gains totaling R$0.5 billion and actuarial losses from pensions and postretirement benefits plans totaling R$0.7 billion recognized in other comprehensive income, transferred from equity to profit or loss for the year due to divesture.
(iii)	Refers to PT Portugal’s loss recognized as equity in profits of subsidiaries for 2015 and 2014.
(iv)	The profit or loss from discontinued operations includes the effect of taxes amounting to R$327,115 (R$92,545 in 2014).

Assets Held for Sale and Liabilities Associated to Assets Held for Sale

The main components of the assets for held sale and liabilities associated to assets held for sale of the African operations are as follows:

Operations in Africa
2015
Held-for-sale assets	7,686,298
Cash, cash equivalents and short-term investments	214,413
Accounts receivable	217,992
Dividends receivable (i)	2,042,191
Available-for-sale financial asset (ii)	3,541,314
Other assets	230,318
Investments	61,425
Property, plant and equipment	466,049
Intangible assets	356,900
Goodwill (iii)	555,696

Liabilities directly associated to assets held for sale	745,000
Borrowings and financing	9,557
Trade payables	85,730
Provisions for pension plans	923
Other liabilities	648,790

Non-controlling interests (*)	1,190,547

Total assets held for sale and liabilities associated to assets held for sale	5,750,751

(*)	Represented mainly by the Samba Luxco’s 25% stake in Africatel Holdings, BV and, consequently, in its net assets.

	PT Portugal operations	African operations	Total
	2014
Held-for-sale assets	26,611,944	7,642,738	34,254,682
Cash, cash equivalents and short-term investments	590,111	170,056	760,167
Accounts receivable	2,270,140	195,690	2,465,830
Dividends receivable (i)	1,948	1,261,826	1,263,774
Available-for-sale financial asset (ii)		4,284,416	4,284,416
Other assets	1,085,751	164,121	1,249,872
Investments	134,272	63,267	197,539
Property, plant and equipment	10,560,140	506,347	11,066,487
Intangible assets	5,271,808	376,441	5,648,249
Goodwill	6,697,774	620,574	7,318,348

Liabilities directly associated to assets held for sale	26,326,949	851,273	27,178,222
Borrowings and financing	18,892,793	83,843	18,976,636
Trade payables	2,260,503	97,600	2,358,103
Provisions for pension plans	3,347,667	997	3,348,664
Other liabilities	1,825,986	668,833	2,494,819

Non-controlling interests		1,509,197	1,509,197

Total assets held for sale and liabilities associated to assets held for sale	284,995	5,282,268	5,567,263

(i)	Refers to dividends receivable from Unitel. In 2015, the Company’s recognized dividends not yet received based on the expected recoverable amount and took into account, for this valuation, the existence of lawsuits filed to collect these amounts, the expected favorable decisions on these lawsuits, and the existence of cash at Unitel for the payment of these dividends. The dividends not paid by Unitel to PT Ventures refer to fiscal years 2010, 2011, 2012, and 2013, totaling US$661million;
(ii)	Refers mainly to the fair value of the indirect interest financial investment of 18.75% of Unitel’s share capital, classified as held for sale. The fair value of this investment at the date of acquisition was estimated based on the valuation made by Banco Santander (Brasil), which used a series of estimates and assumptions, including cash flows forecasts for a four-year period, the choice of a growth rate to extrapolate the cash flows projections, and definition of appropriate discount rates. The Company has the policy of monitoring and periodically updating the main assumptions and material estimates used in the fair value measurement, and also takes into consideration in this assessment possible impacts of actual events related to the investment, notably the lawsuits filed against Unitel and its shareholders in 2015. As at December 31, 2015 and in the context of the updating of assumptions referred to above, the Company determined a fair value of the investment in Unitel of R$3,436 million and recognized in profit or loss a loss of R$408 million. The Company believes that the fair value measured under the Discounted Cash Flows method and using the discount rate assumptions (from 15.5% to 17.5%), foreign exchange rates, and other Angolan official financial indicators, corresponds to the best estimate of the realizable value of the investment in Unitel.
(iii)	As at December 31, 2015, the Company conducted the annual impairment test of its assets related to the operations in África and recognized a loss on goodwill amounting to R$89,176.